VESSELS UNDER CAPITAL LEASE, NET (Tables)	12 Months Ended
Dec. 31, 2015
Leases, Capital [Abstract]
Schedule of book value of vessels
Movements in the year ended December 31, 2015 may be summarized as follows:

(in thousands of $)	Cost	Accumulated Depreciation	Net Carrying Value
Balance at December 31, 2014	—	—	—
Acquired on merger with Frontline 2012	706,219	—
Depreciation	—	(11,993)
Balance at December 31, 2015	706,219	(11,993)	694,226

Schedule of future minimum lease payments for capital leases
The outstanding obligations under capital leases as of December 31, 2015 are payable as follows:

(in thousands of $)
2016	126,118
2017	92,966
2018	92,730
2019	86,198
2020	75,088
Thereafter	229,728
Minimum lease payments	702,828
Less: imputed interest	(166,477)
Present value of obligations under capital leases	536,351